Summary of Significant Accounting Principles (Details) - Schedule of Dilutive Common Stock Equivalents - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Dilutive Common Stock Equivalents [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	5,222,337	2,199,690	2,106,605	231,347
Outstanding restricted stock units [Member]
Schedule of Dilutive Common Stock Equivalents [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	136,690	93,156	76,916	131,858
Outstanding stock options [Member]
Schedule of Dilutive Common Stock Equivalents [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	72,563	96,934	102,089	89,889
Outstanding warrants [Member]
Schedule of Dilutive Common Stock Equivalents [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	2,388,068	2,009,600	1,927,600	9,600